Initial Public Offering (Details)	Nov. 03, 2025 $ / shares shares
IPO [Member]
Initial Public Offering [Line Items]
Number of units sold	23,000,000
Sold price per share (in Dollars per share) | $ / shares	$ 10
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units issued	3,000,000
Public Warrant [Member]
Initial Public Offering [Line Items]
Purchased units	1
Public warrants per shares (in Dollars per share) | $ / shares	$ 11.5